Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Schedule of Activity of Fair Value Liability) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair value liability for price adjustable warrants and subscription investment units
Beginning balance			$ 3,485
Fair value of warrants issued			2,561
Reclassification to equity upon exercise of warrants			291
Change in fair value included in statement of operations	(50)	(1,238)	(3,278)	(4,704)	(6,714)	(4,360)
Ending balance	$ 2,447		$ 2,447		$ 3,485
Exercise Price
Beginning balance			$ 0.76
Fair value of warrants issued			$ 0.28
Reclassification to equity upon exercise of warrants			$ 0.51
Ending balance	$ 0.25		$ 0.25		$ 0.76
Stock Price
Beginning balance			$ 0.89
Fair value of warrants issued			$ 0.49
Reclassification to equity upon exercise of warrants			$ 0.74
Ending balance	$ 0.28		$ 0.28		$ 0.89
Volatility
Beginning balance			124.00%
Fair value of warrants issued			127.00%
Reclassification to equity upon exercise of warrants			135.00%
Ending balance	143.00%		143.00%		124.00%
Contractual life in years
Beginning balance			5.4
Fair value of warrants issued			5.5
Reclassification to equity upon exercise of warrants			5
Ending balance	4.7		4.7		5.4
Risk free rate
Beginning balance			0.90%
Fair value of warrants issued			0.80%
Reclassification to equity upon exercise of warrants			0.70%
Ending balance	0.90%		0.90%		0.90%